Reserve Quantity Information (Detail)	12 Months Ended
	Dec. 31, 2014 MMcfe MBbls MMcf		Dec. 31, 2013 MMcfe MBbls MMcf		Dec. 31, 2012 MMcfe MBbls MMcf
Oil [Member]
Proved developed and undeveloped reserves:
Beginning of the year	50,459	[1]	51,042	[2]	37,984
Extensions and discoveries	2,674		7,449		8,190
Purchase of minerals in place	69,364		330		12,436
Production	(4,042)		(2,429)		(1,888)
Sales of minerals in place	(623)		(599)		(4,218)
Revision of previous estimates	(5,659)		(5,334)		(1,462)
End of year	112,173	[3]	50,459	[1]	51,042	[2]
Proved developed reserves:
Beginning of year	25,667		27,597		21,439
End of year	58,431		25,667		27,597
Proved undeveloped reserves:
Beginning of year	24,792		23,445		16,545
End of year	53,742		24,792		23,445
Natural Gas [Member]
Proved developed and undeveloped reserves:
Beginning of the year | MMcf	1,409,393	[1]	1,343,818	[2]	1,509,086
Extensions and discoveries | MMcf	196,250		190,744		61,888
Purchase of minerals in place | MMcf	35,222		48,109		141,732
Production | MMcf	(105,295)		(70,016)		(53,875)
Sales of minerals in place | MMcf	(10,815)		(14,137)		(4,942)
Revision of previous estimates | MMcf	215,801		(89,125)		(310,071)
End of year | MMcf	1,740,556	[3]	1,409,393	[1]	1,343,818	[2]
Proved developed reserves:
Beginning of year | MMcf	651,345		622,381		604,988
End of year | MMcf	772,578		651,345		622,381
Proved undeveloped reserves:
Beginning of year | MMcf	758,048		721,437		904,098
End of year | MMcf	967,978		758,048		721,437
Natural Gas Liquids [Member]
Proved developed and undeveloped reserves:
Beginning of the year	71,422	[1]	70,818	[2]	68,076
Extensions and discoveries	10,587		10,065		3,831
Purchase of minerals in place	23,598		1,275		8,974
Production	(4,363)		(3,089)		(1,643)
Sales of minerals in place	(950)		(1,573)
Revision of previous estimates	11,773		(6,074)		(8,420)
End of year	112,067	[3]	71,422	[1]	70,818	[2]
Proved developed reserves:
Beginning of year	29,863		28,268		17,659
End of year	55,463		29,863		28,268
Proved undeveloped reserves:
Beginning of year	41,559		42,550		50,417
End of year	56,604		41,559		42,550
Natural Gas Equivalent [Member]
Proved developed and undeveloped reserves:
Beginning of the year | MMcfe	2,140,683	[1]	2,074,982	[2]	2,145,454
Extensions and discoveries | MMcfe	275,815		295,832		134,010
Purchase of minerals in place | MMcfe	592,996		57,737		270,190
Production | MMcfe	(155,718)		(103,122)		(75,056)
Sales of minerals in place | MMcfe	(20,253)		(27,169)		(30,250)
Revision of previous estimates | MMcfe	252,467		(157,577)		(369,366)
End of year | MMcfe	3,085,990	[3]	2,140,683	[1]	2,074,982	[2]
Proved developed reserves:
Beginning of year | MMcfe	984,535		957,573		839,577
End of year | MMcfe	1,455,934		984,535		957,573
Proved undeveloped reserves:
Beginning of year | MMcfe	1,156,148		1,117,409		1,305,877
End of year | MMcfe	1,630,056		1,156,148		1,117,409

[1]	Includes reserves of 966,335 MMcfe attributable to noncontrolling interests and previous owners.
[2]	Includes reserves of 605,680 MMcfe attributable to noncontrolling interests and previous owners.
[3]	Includes reserves of 1,452,457 MMcfe attributable to noncontrolling interests.